Commitments and Contingencies (Details)	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Commitments and Contingencies [Line Items]
Deferred underwriting fee	$ 2,345,000
Shares issued to underwriters (in Shares) | shares	103,500
Deferred underwriting commission	$ 1,105,000
Outstanding commission	$ 70,000
Fair value shares price per share (in Dollars per share) | $ / shares	$ 1.28
Offering cost	$ 132,480
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Additional shares (in Shares) | shares	1,500,000
Offering price per share (in Dollars per share) | $ / shares	$ 10
Aggregate purchase price	$ 15,000,000
IPO [Member]
Commitments and Contingencies [Line Items]
Representative shares value	$ 132,480
Representative shares issued (in Shares) | shares	103,500
Class A Ordinary Shares [Member] | IPO [Member]
Commitments and Contingencies [Line Items]
Shares issued (in Shares) | shares	103,500
Underwriters [Member]
Commitments and Contingencies [Line Items]
Underwriting cash discount per unit (in Dollars per share) | $ / shares	$ 0.3
Underwriter cash discount	$ 3,450,000
Underwriters [Member] | IPO [Member]
Commitments and Contingencies [Line Items]
Underwriting cash discount per unit (in Dollars per share) | $ / shares	$ 0.11
Underwriter cash discount	$ 1,265,000